Fair Value Measurements - Schedule of Company’s Liabilities that are Measured at Fair Value (Details) - Level 3 [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Forward purchase agreement [Member]
Schedule of Company’s Liabilities that are Measured at Fair Value [Line Items]
Derivative Liabilities	$ 3,402,100
Warrants – Series A and B [Member]
Schedule of Company’s Liabilities that are Measured at Fair Value [Line Items]
Derivative Liabilities	6,645,365
Warrants – Series C and D [Member]
Schedule of Company’s Liabilities that are Measured at Fair Value [Line Items]
Derivative Liabilities	$ 9,219,250